BUSINESS COMBINATIONS - Goodwill Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in goodwill [abstract]
Balance at beginning of year	$ 567,451	$ 392,760
Additions related to new acquisitions (note 26.2)	188,288	174,005
Translation	(17,322)	(73)
Measurement period adjustment	787	759
Balance at end of year	$ 739,204	$ 567,451